Offerings - Offering: (nil)	Jun. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,500,000
Proposed Maximum Offering Price per Unit | $ / shares	52.57
Maximum Aggregate Offering Price	$ 762,265,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 116,702.77
Offering Note
(1) Represents the maximum number of shares of common stock, par value $0.01 per share (“Common Stock”), of Equitable Holdings, Inc. (the “Company” or “Registrant”) that were added to the number reserved for issuance under the Equitable Holdings, Inc. Amended and Restated 2019 Omnibus Incentive Plan (the “Plan”) on May 21, 2025 (subject to equitable adjustment in the event of a change in the Company’s capitalization). In addition to the number of shares of Common Stock stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(2) Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on The New York Stock Exchange on June 2, 2025.